Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt

The fair value, fair value level and valuations techniques and inputs of restricted investments, derivative financial instruments and long-term debt were as follows:

			As at		As at		As at
			January 31, 2019		January 31, 2018		February 1, 2017
	Fair value level		Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Restricted investments (Note 8)	Level 2	[a]	$15.7	$15.7	$17.3	$17.3	$16.1	$16.1

Derivative financial instruments
Forward exchange contracts
Favourable (Note 8)	Level 2	[b]	$3.4	$3.4	$5.5	$5.5	$1.3	$1.3
(Unfavourable)	Level 2	[b]	(6.9)	(6.9)	(7.7)	(7.7)	(7.8)	(7.8)
Inflation rate swap	Level 2	[c]	(2.0)	(2.0)	(2.3)	(2.3)	(2.2)	(2.2)
Total derivative financial instruments	Level 2		$(5.5)	$(5.5)	$(4.5)	$(4.5)	$(8.7)	$(8.7)

Term Facility (Note 16)	Level 1	[d]	$(1,176.9)	$(1,161.4)	$(969.9)	$(965.1)	$(907.5)	$(909.8)
Term Loans (Note 16)	Level 2	[e]	(29.5)	(28.6)	(34.3)	(34.9)	(32.3)	(36.5)

[a] Valued using discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period.

[b] Valued using discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties for favourable position or the credit risk of the Company for unfavourable positions.

[c] Valued using discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company.

[d] Valued using quoted bid prices in an active market.

[e] Valued using discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company.

Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks

The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2019 and 2018:

	As at January 31, 2019				As at January 31, 2018
Increase (Decrease)	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income
USD / CAD	5%	$ (49.5	) [b]	$—	5%	$ (38.1	) [b]	$—
Euro / CAD	5%	$3.0		$—	5%	$0.8		$—
Other	3%	$3.8		$1.0	3%	$(3.1)		$(1.2)

[a] Based on variations that might exist at the closing dates.

[b] Mainly from the long-term debt denominated in U.S. dollars.

Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts

The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2019
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9352	AUD	48.0	$45.9	$—	$0.9
	GBP	Euro	1.1015	GBP	12.0	20.7	—	0.7
	NOK	Euro	0.1005	NOK	325.0	50.6	—	0.9
	SEK	Euro	0.0950	SEK	601.0	87.3	0.1	1.3

[a]	Exchange rates as at January 31, 2019 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2018
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9755	AUD	44.5	$44.1	$—	$0.6
	NOK	Euro	0.1056	NOK	285.0	45.5	0.9	—
	SEK	Euro	0.1050	SEK	485.0	75.7	2.1	—

[a]	Exchange rates as at January 31, 2018 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2019
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9371	AUD	53.3	$51.0
	CAD	AUD	0.9549	AUD	4.0	3.8
	CAD	Euro	1.5141	Euro	9.7	14.6
	CAD	JPY	0.0120	JPY	23.6	0.3
	CAD	MXN	0.0688	MXN	138.6	9.6
	CAD	USD	1.3218	USD	315.2	414.2
	Euro	CAD	1.5223	Euro	114.2	171.9
	Euro	CHF	0.8784	CHF	0.1	0.1
	Euro	GBP	1.1446	GBP	0.5	0.8
	Euro	NOK	0.1031	NOK	19.2	3.0
	Euro	SEK	0.0968	SEK	55.4	8.0
	GBP	Euro	1.1031	GBP	12.5	21.5
	JPY	CAD	0.0121	JPY	46.0	0.6
	MXN	CAD	0.0687	MXN	62.7	4.3
	NOK	Euro	0.1009	NOK	411.2	64.1
	NZD	CAD	0.9078	NZD	2.0	1.8
	SEK	Euro	0.0956	SEK	804.1	116.8
	USD	CAD	1.3232	USD	127.0	166.9

[a]	Exchange rates as at January 31, 2019 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2018
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9755	AUD	44.5	$44.1
	BRL	USD	0.3064	BRL	7.5	2.9
	CAD	Euro	1.5354	Euro	0.7	1.1
	CAD	MXN	0.0656	MXN	67.1	4.4
	CAD	USD	1.2477	USD	356.1	437.7
	Euro	CAD	1.5269	Euro	36.2	55.3
	Euro	NOK	0.1044	NOK	27.6	4.4
	Euro	SEK	0.1021	SEK	62.7	9.8
	GBP	CHF	1.3205	GBP	0.3	0.5
	GBP	Euro	1.1426	GBP	0.4	0.7
	JPY	CAD	0.0114	JPY	50.3	0.6
	NOK	Euro	0.1053	NOK	351.2	56.1
	SEK	Euro	0.1040	SEK	703.6	109.8
	USD	CAD	1.2534	USD	102.6	126.1

[a]	Exchange rates as at January 31, 2018 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

Summary of Financial Liabilities Instalments Payable When Contractually Due

The following table summarizes the financial liabilities instalments payable when contractually due as at January 31, 2019:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,003.5	$—	$—	$—	$1,003.5
Long-term debt (including interest)	72.9	137.4	139.6	1,206.6	1,556.5
Derivative financial instruments	6.9	—	—	2.0	8.9
Other financial liabilities (including interest)	101.5	0.8	0.5	25.1	127.9
Total	$1,184.8	$138.2	$140.1	$1,233.7	$2,696.8

Summary of Information Considered to be Exposed to Credit Risk

The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2019 and 2018 and February 1, 2017:

	January 31, 2019	January 31, 2018	February 1, 2017
Trade and other receivables	$388.3	$328.8	$325.3
Sales tax and other government receivables	(54.3)	(42.3)	(34.5)
Total exposed to credit risk	$334.0	$286.5	$290.8

Not past due	$324.6	$281.1	$282.7
Past due
Under 60 days	8.8	5.4	7.9
From 60 to 90 days	0.7	0.7	0.9
Over 90 days	3.6	2.7	3.2
Allowance for doubtful accounts	(3.7)	(3.4)	(3.9)
Total exposed to credit risk	$334.0	$286.5	$290.8